July 18, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 104 to the Registration Statement on Form N-1A (File Nos. 333-129342, 811-21829)

Ladies and Gentlemen:

Attached for filing on behalf of BBH Trust (the “Trust”) pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940 is post-effective amendment no. 104 (“PEA No. 104”) to the Trust’s registration statement on Form N-1A (the “Amendment”).

The purpose of the Amendment is to register two new Exchange Traded Funds (“ETFs”) designated as the BBH Select Large Cap ETF and the BBH Select Mid Cap ETF. Pursuant to Rule 485(a)(2), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective 75 days after filing, on October 1, 2025.

If you have any questions or comments concerning the Amendment, please contact me at (617) 772-1378.

Very truly yours,

/s/ Brian J. Carroll
Brian J. Carroll
Secretary of the Trust